Investment Portfolio	as of October 31, 2021 (Unaudited)
DWS Large Cap Focus Growth Fund
	Shares	Value ($)

Common Stocks 98.9%
Communication Services 11.2%
Entertainment 1.9%
Netflix, Inc.*	11,800	8,145,658
Interactive Media & Services 8.1%
Alphabet, Inc. "A"*	8,750	25,908,050
Match Group, Inc.* (a)	46,000	6,935,880
MediaAlpha, Inc. "A"* (a)	62,100	1,088,613
		33,932,543
Wireless Telecommunication Services 1.2%
T-Mobile U.S., Inc.*	42,200	4,854,266
Consumer Discretionary 15.0%
Diversified Consumer Services 0.7%
Chegg, Inc.*	46,000	2,734,240
Udemy, Inc.*	5,000	137,500
		2,871,740
Hotels, Restaurants & Leisure 0.8%
McDonald's Corp.	13,000	3,192,150
Internet & Direct Marketing Retail 7.0%
Amazon.com, Inc.*	7,327	24,709,795
Chewy, Inc. "A"* (a)	58,400	4,426,720
		29,136,515
Leisure Products 1.6%
YETI Holdings, Inc.*	70,000	6,883,100
Specialty Retail 3.4%
CarMax, Inc.*	39,200	5,367,264
Home Depot, Inc.	23,700	8,810,238
		14,177,502
Textiles, Apparel & Luxury Goods 1.5%
Lululemon Athletica, Inc.*	14,000	6,524,140
Consumer Staples 2.2%
Food & Staples Retailing
Costco Wholesale Corp.	18,400	9,044,336
Financials 4.6%
Capital Markets 1.7%
Intercontinental Exchange, Inc.	52,000	7,199,920
Consumer Finance 0.5%
SoFi Technologies, Inc.*	101,260	2,034,313

Insurance 2.4%
Progressive Corp.	106,900	10,142,672
Health Care 15.6%
Biotechnology 0.6%
Exact Sciences Corp.* (a)	24,000	2,285,280
Health Care Equipment & Supplies 6.8%
DexCom, Inc.*	20,000	12,464,200
Eargo, Inc.* (a)	71,000	624,800
Hologic, Inc.*	90,000	6,597,900
Intuitive Surgical, Inc.*	20,550	7,421,222
Quidel Corp.*	10,300	1,367,531
		28,475,653
Health Care Providers & Services 0.8%
agilon health, Inc.*	142,000	3,479,000
Health Care Technology 0.8%
Certara, Inc.*	50,000	2,065,500
Schrodinger, Inc.*	22,000	1,200,760
		3,266,260
Life Sciences Tools & Services 4.2%
Berkeley Lights, Inc.*	34,600	804,450
Thermo Fisher Scientific, Inc.	26,700	16,902,969
		17,707,419
Pharmaceuticals 2.4%
Zoetis, Inc.	45,350	9,804,670
Industrials 8.1%
Building Products 0.5%
AZEK Co., Inc.*	56,000	2,054,640
Electrical Equipment 2.5%
AMETEK, Inc.	53,300	7,056,920
Generac Holdings, Inc.*	7,000	3,489,920
		10,546,840
Industrial Conglomerates 1.5%
Roper Technologies, Inc.	13,000	6,342,310
Machinery 0.8%
Kornit Digital Ltd.*	20,000	3,345,600
Professional Services 2.8%
Clarivate PLC*	300,000	7,035,000
TransUnion	40,000	4,611,600
		11,646,600
Information Technology 41.7%
IT Services 7.5%
Fiserv, Inc.*	37,140	3,657,919
Globant SA*	36,500	11,650,435
TaskUS, Inc. "A"*	40,000	2,316,000
Visa, Inc. "A" (a)	64,252	13,606,646
		31,231,000

Semiconductors & Semiconductor Equipment 7.7%
Advanced Micro Devices, Inc.*	69,000	8,295,870
Applied Materials, Inc.	54,100	7,392,765
NVIDIA Corp.	64,000	16,362,880
		32,051,515
Software 17.4%
Datadog, Inc. "A"*	17,500	2,923,375
DocuSign, Inc.*	11,407	3,174,454
Microsoft Corp.	130,000	43,110,600
salesforce.com, Inc.*	36,200	10,848,778
ServiceNow, Inc.*	18,500	12,908,560
		72,965,767
Technology Hardware, Storage & Peripherals 9.1%
Apple, Inc.	253,000	37,899,400
Materials 0.5%
Construction Materials
Vulcan Materials Co.	12,000	2,281,440
Total Common Stocks (Cost $151,982,678)		413,522,249

Securities Lending Collateral 5.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $21,797,202)	21,797,202	21,797,202

Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 0.03% (b) (Cost $5,750,566)	5,750,566	5,750,566

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $179,530,446)	105.5	441,070,017
Other Assets and Liabilities, Net	(5.5)	(22,950,280)
Net Assets	100.0	418,119,737
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended October 31, 2021 are as follows:
Value ($) at 7/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2021	Value ($) at 10/31/2021
Securities Lending Collateral 5.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
26,692,663	—	4,895,461 (d)	—	—	4,818	—	21,797,202	21,797,202
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 0.03% (b)
4,519,877	16,038,525	14,807,836	—	—	261	—	5,750,566	5,750,566
31,212,540	16,038,525	19,703,297	—	—	5,079	—	27,547,768	27,547,768
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at October 31, 2021 amounted to $21,575,561, which is 5.2% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended October 31, 2021.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$413,522,249	$—	$—	$413,522,249
Short-Term Investments (a)	27,547,768	—	—	27,547,768
Total	$441,070,017	$—	$—	$441,070,017
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DLCFGF-PH1
R-080548-1 (1/23)